UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

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2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices)

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Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-272-1977
Date of Fiscal Year End: May 31
Date of Reporting Period: July 1, 2020 to June 30, 2021

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds:

CCM Alternative Income Fund
The Community Reinvestment Act Qualified Investment Fund

Non-Voting Funds

The Community Reinvestment Act Qualified Investment Fund
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ANNALY CAPITAL MANAGEMENT, INC.
Security ID: 035710409
Ticker: NLY
Meeting Date: 19-May-21
1.1	Elect Director Francine J. Bovich	Management	For	Voted - For
1.2	Elect Director Wellington J. Denahan	Management	For	Voted - For
1.3	Elect Director Katie Beirne Fallon	Management	For	Voted - For
1.4	Elect Director David L. Finkelstein	Management	For	Voted - For
1.5	Elect Director Thomas Hamilton	Management	For	Voted - For
1.6	Elect Director Kathy Hopinkah Hannan	Management	For	Voted - For
1.7	Elect Director Michael Haylon	Management	For	Voted - For
1.8	Elect Director Eric A. Reeves	Management	For	Voted - For
1.9	Elect Director John H. Schaefer	Management	For	Voted - For
1.10	Elect Director Glenn A. Votek	Management	For	Voted - For
1.11	Elect Director Vicki Williams	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
ARES CAPITAL CORPORATION
Security ID: 04010L103
Ticker: ARCC
Meeting Date: 13-Aug-20
1	Approve Issuance of Shares Below Net Asset Value (NAV)	Management	For	Voted - For
EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND
Security ID: 27829F108
Ticker: EXG
Meeting Date: 13-Aug-20
1.1	Elect Director George J. Gorman	Management	For	Voted - For
1.2	Elect Director William H. Park	Management	For	Voted - For
1.3	Elect Director Keith Quinton	Management	For	Voted - For
1.4	Elect Director Susan J. Sutherland	Management	For	Voted - For
Meeting Date: 22-Jan-21
1	Approve Investment Advisory Agreement with Eaton Vance Management To Continue To Serve As The Fund's Investment Adviser	Management	For	Voted - For
2	Approve Sub-Advisory Agreement With Eaton Vance Advisers International Ltd. To Continue To Serve As The Fund's Investment Sub-adviser	Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

FIDELITY NATIONAL FINANCIAL, INC.
Security ID: 31620R303
Ticker: FNF
Meeting Date: 16-Jun-21
1.1	Elect Director Raymond R. Quirk	Management	For	Voted - For
1.2	Elect Director Sandra D. Morgan	Management	For	Voted - For
1.3	Elect Director Heather H. Murren	Management	For	Voted - For
1.4	Elect Director John D. Rood	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
FS KKR CAPITAL CORP.
Security ID: 302635206
Ticker: FSK
Meeting Date: 15-Jul-20
1.1	Elect Director Elizabeth J. Sandler	Management	For	Voted - For
1.2	Elect Director Michael J. Hagan	Management	For	Voted - For
1.3	Elect Director Jeffrey K. Harrow	Management	For	Voted - For
1.4	Elect Director James H. Kropp	Management	For	Voted - For
2	Approve Issuance of Shares Below Net Asset Value (NAV)	Management	For	Voted - For
INDEPENDENCE REALTY TRUST, INC.
Security ID: 45378A106
Ticker: IRT
Meeting Date: 12-May-21
1.1	Elect Director Scott F. Schaeffer	Management	For	Voted - For
1.2	Elect Director William C. Dunkelberg	Management	For	Voted - For
1.3	Elect Director Richard D. Gebert	Management	For	Voted - For
1.4	Elect Director Melinda H. McClure	Management	For	Voted - For
1.5	Elect Director Mack D. Pridgen, III	Management	For	Voted - For
1.6	Elect Director DeForest B. Soaries, Jr.	Management	For	Voted - For
1.7	Elect Director Lisa Washington	Management	For	Voted - For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
QURATE RETAIL, INC.
Security ID: 74915M100
Ticker: QRTEA
Meeting Date: 25-May-21
1.1	Elect Director Richard N. Barton	Management	For	Voted - For
1.2	Elect Director Michael A. George	Management	For	Voted - For
1.3	Elect Director Gregory B. Maffei	Management	For	Voted - For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105
Ticker: STWD
Meeting Date: 27-Apr-21
1.1	Elect Director Richard D. Bronson	Management	For	Voted - Withheld
1.2	Elect Director Jeffrey G. Dishner	Management	For	Voted - Withheld
1.3	Elect Director Camille J. Douglas	Management	For	Voted - Withheld
1.4	Elect Director Solomon J. Kumin	Management	For	Voted - Withheld
1.5	Elect Director Fred Perpall	Management	For	Voted - Withheld
1.6	Elect Director Fred S. Ridley	Management	For	Voted - Withheld
1.7	Elect Director Barry S. Sternlicht	Management	For	Voted - Withheld
1.8	Elect Director Strauss Zelnick	Management	For	Voted - Withheld
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted - For
W. P. CAREY INC.
Security ID: 92936U109
Ticker: WPC
Meeting Date: 17-Jun-21
1.1	Elect Director Mark A. Alexander	Management	For	Voted - For
1.2	Elect Director Tonit M. Calaway	Management	For	Voted - For
1.3	Elect Director Peter J. Farrell	Management	For	Voted - For
1.4	Elect Director Robert J. Flanagan	Management	For	Voted - For
1.5	Elect Director Jason E. Fox	Management	For	Voted - For
1.6	Elect Director Axel K.A. Hansing	Management	For	Voted - For
1.7	Elect Director Jean Hoysradt	Management	For	Voted - For
1.8	Elect Director Margaret G. Lewis	Management	For	Voted - For
1.9	Elect Director Christopher J. Niehaus	Management	For	Voted - For
1.10	Elect Director Nick J.M. van Ommen	Management	For	Voted - For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Community Capital Trust

By:   /s/ David K. Downes
David K. Downes
President
Date: August 9, 2021